SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Non-vested Shares
Outstanding, beginning balance | shares	310,438
Granted | shares	118,045
Vested | shares	(211,288)
Forfeited | shares	(57,810)
Outstanding, ending balance | shares	159,385
Weighted Average Grant Date Fair Value
Outstanding, beginning balance | $ / shares	$ 7.66
Granted | $ / shares	3.12
Vested | $ / shares	4.40
Forfeited | $ / shares	11.80
Outstanding, ending balance | $ / shares	$ 7.11